Taxes (Details 4) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 80,565
Other taxes payable	6,091	10,512
Totals	$ 86,656	$ 10,512